Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Assets and Liabilities, Lessee
The classification of our operating and finance leases in the Consolidated Balance Sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2025	2024
Assets:
Operating ROU asset	Operating lease right-of-use assets	92	102
Finance ROU asset, net (1)	Other non-current assets	20	16
Total lease assets		112	118

Liabilities:
Operating lease liability, current	Other current liabilities	25	24
Finance lease liability, current	Other current liabilities	9	7
Operating lease liability, non-current	Operating lease liabilities	72	83
Finance lease liability, non-current	Other non-current liabilities	15	14
Total lease liabilities		121	128
(1) Finance ROU assets are recorded net of accumulated amortization of $17 million and $16 million at December 31, 2025 and 2024, respectively.

Schedule of Lease, Cost
Weighted-average remaining lease terms and discount rates are as follows:

	December 31,
	2025	2024
Weighted-Average Remaining Lease Term (in years)
Operating leases	5.35	2.59
Finance leases	3.55	3.13
Weighted-Average Discount Rate
Operating leases	5.46%	2.34%
Finance leases	5.72%	5.06%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Operating lease costs	33	30	30
Finance lease costs (1)	7	6	8
Short-term lease costs	24	23	19
Variable lease costs (2)	16	13	14
(1) Includes interest on lease liabilities of $1 million for each of the years ended December 31, 2025, 2024, and 2023.
(2) Includes immaterial amounts related to sublease income.

Finance lease costs include amortization expense as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Amortization expense of Finance ROU assets	6	5	7

Schedule of Operating Lease, Liability, Maturity
Maturities of operating and finance lease liabilities at December 31, 2025 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2026	30	10	40
2027	23	7	29
2028	16	4	21
2029	13	4	16
2030	10	1	11
Thereafter	20	1	21
Total lease payments	112	26	138
Less: Imputed interest	(15)	(2)	(17)
Present value of lease liabilities	97	24	121
(1) The maturities above exclude leases that have not yet commenced. We have committed lease payments of $16 million for leases that will commence in 2026 with lease terms of up to 9 years.

Schedule of Finance Lease, Liability, Maturity
Maturities of operating and finance lease liabilities at December 31, 2025 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2026	30	10	40
2027	23	7	29
2028	16	4	21
2029	13	4	16
2030	10	1	11
Thereafter	20	1	21
Total lease payments	112	26	138
Less: Imputed interest	(15)	(2)	(17)
Present value of lease liabilities	97	24	121
(1) The maturities above exclude leases that have not yet commenced. We have committed lease payments of $16 million for leases that will commence in 2026 with lease terms of up to 9 years.

Schedule of Cash Flow and Non-Cash Activity, Leases
Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	34	31	30
Financing cash flows from finance leases	8	6	8

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	13	24	7
Finance leases	10	7	—